Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables
Schedule of trade and other receivables

	December 31, 2021	December 31, 2020
Trade accounts receivable	$4,423,315	$4,233,012
Other receivable (note 6)	1,487,255	366,077
Less: allowance for doubtful accounts (note 21)	(316,202)	(123,338)
	$5,594,368	$4,475,751